FAIR VALUE MEASUREMENTS - Liabilities measured (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Liability Classified RSU
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 2,109		¥ 4,970
Reclassification to equity	(2,109)		(2,861)
Ending Balance			2,109
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	1,409,385	$ 215,998
Foreign exchange loss	(219,001)			$ (33,564)
Changes in the fair value	2,544,220	389,919
Reclassification to equity	(720,547)	(110,429)
Ending Balance	¥ 3,014,057	$ 461,924	¥ 1,409,385